Pensions (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Reconciliation of Benefit Obligation and Plan Assets
A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans are as follows:

	As of December 31,
(In $ millions)	2023	2022
Benefit obligation at beginning of period	106.9	172.9
Interest cost	2.7	0.7
Actuarial loss / (gain)	2.6	(54.3)
Benefits paid	(2.1)	(1.8)
Foreign exchange rate changes	4.2	(10.6)
Benefit obligation at end of period	114.3	106.9
A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2023	2022
Fair value of plan assets at beginning of period	106.9	172.9
Actual return on plan assets	5.3	(53.6)
Benefits paid	(2.1)	(1.8)
Foreign exchange rate changes	4.2	(10.6)
Fair value of plan assets at end of period	114.3	106.9

Benefit Cost	Benefit cost includes the following components:

	For the Years Ended December 31,
(In $ millions)	2023	2022
Interest cost	2.7	0.7
Expected return on plan assets	(2.7)	(0.7)
Net benefit cost	—	—

Defined Benefit Plans, Key Assumptions
The key assumptions for the plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine Benefit Obligations	2023	2022
Discount rate	2.33% to 2.47%	2.54% to 2.93%

	For the Years Ended December 31,
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	2023	2022
Discount rate	2.54% to 2.93%	2.54% to 2.93%
Expected long-term return on plan assets	2.54% to 2.93%	2.54% to 2.93%

Estimated Future Benefit Payments
The following table summarizes the benefit payments at December 31, 2023 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

		Payments by Period
	Total	2024	2025	2026	2027	2028	Five Years Thereafter
Estimated benefit payments	36.5	2.5	2.8	3.0	3.3	3.5	21.4